Baillie Gifford International Fund -- 6
--------------------------------------------------------------------------------
Baillie Gifford International Fund

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)

  COMMON STOCKS -- 94.8%

     Shares                                                       Value
--------------------------------------------------------------------------------

ARGENTINA -- 0.4%
 Real Estate -- 0.4%
    533,000   Comercial De Plata                            $ 1,322,104
                                                            -----------
AUSTRIA -- 0.9%
 Banks -- 0.3%
     13,940   Creditanstalt Bank                                802,910
 Business Services -- 0.3%
     17,470   Flughafen Wien AG                                 929,103
 Construction Materials -- 0.3%
      2,520   Wienerberger Baust                                967,639
                                                            -----------
                                                              2,699,652
                                                            -----------
AUSTRALIA -- 4.7%
 Business Services -- 0.6%
    200,000   Brambles Industries Ltd.                        1,896,233
 Electric Utilities -- 0.6%
    566,582   Australia Gas & Light Co.                       1,791,962
 Forest Products -- 0.7%
    277,929   Amcor Limited                                   2,050,393
 Metals -- 0.5%
    278,000   Western Mining Corp.                            1,531,272
 Petroleum Services -- 1.0%
    245,707   Broken Hill Proprietary                         3,024,624
 Real Estate -- 0.7%
    157,222   Lend Lease Corp.                                2,009,134
 Retail Trade -- 0.6%
    866,665   Woolworths Ltd.                                 1,798,622
                                                            -----------
                                                             14,102,240
                                                            -----------
BELGIUM -- 1.5%
 Banks -- 1.2%
     11,050   Generale De Banque                              3,550,481
 Metals -- 0.3%
     13,000   Union Miniere                                     850,032
                                                            -----------
                                                              4,400,513
                                                            -----------
BRAZIL -- 0.8%
 Broadcasting -- 0.4%
     36,000   Telecomunicados Brasileras                      1,201,500
 Energy -- 0.4%
     54,567   Companhia Energetica De Minas                   1,104,982
                                                            -----------
                                                              2,306,482
                                                            -----------
CHILE -- 0.5%
 Electric Utilities -- 0.5%
     50,000   Enersis SA                                      1,475,000
                                                            -----------
CZECHOSLOVAKIA -- 0.3%
 Electric Utilities -- 0.3%
     25,000   Ceska Energeticke Zavody                          909,091
                                                            -----------
DENMARK -- 0.3%
 Telephone -- 0.3%
     17,150   Tele Danmark AS                                   954,277
                                                            -----------
FRANCE -- 5.5%
 Bank -- 0.9%
     21,850   Societe Generale                                2,553,738
 Chemicals -- 0.6%
     75,500   Rhone Poulenc SA                                1,701,018
 Conglomerates -- 0.3%
      4,090   CGIP                                              953,516
 Containers and Glass -- 0.7%
     18,270   Cie De St Gobain                                2,206,877
 Leisure Time -- 0.7%
     20,000   Club Mediterranee                               2,038,629
 Oil-Integrated -- 0.9%
     36,000   Societe Elf Aquitaine                           2,660,318
 Retail Trade -- 1.4%
      5,000   Carrefour                                       2,561,169
     10,700   Castorama Dubois                                1,773,298
                                                            -----------
                                                             16,448,563
                                                            -----------
GERMANY -- 5.9%
 Air Travel -- 0.8%
     16,500   Lufthansa AG                                    2,386,290
 Automobile -- 0.8%
      8,500   Volkswagen AG                                   2,455,528
 Banks -- 1.4%
     90,000   Deutsche Bank AG                                4,373,418
 Building Construction -- 0.5%
      2,600   Kampa Haus AG                                   1,573,650
 Chemical -- 0.8%
     10,610   BASF AG                                         2,266,392
 Drugs and Health Care -- 0.7%
      4,750   GEHE AG                                         2,164,618
 Industrial Machinery -- 0.9%
     10,000   Man AG                                          2,577,916
                                                            -----------
                                                             17,797,812
                                                            -----------

                       See notes to financial statements.

--------------------------------------------------------------------------------

                                         Baillie Gifford International Fund -- 6
--------------------------------------------------------------------------------






     Shares                                                       Value
--------------------------------------------------------------------------------

HONG KONG -- 5.6%
 Conglomerates -- 1.7%
    600,000   Hutchison Whampoa                             $ 2,900,049
    300,000   Swire Pacific                                   2,287,472
 Electric Utilities -- 1.2%
    864,000   Hong Kong and China Gas                         1,378,997
    700,000   Hong Kong Electric                              2,379,229
 Financial-Bank -- 1.2%
    275,565   HSBC Holdings                                   3,534,574
 Real Estate -- 0.8%
  1,070,000   Amoy Properties                                   940,319
    800,000   Hong Kong Land Holding                          1,456,000
 Telephone -- 0.7%
  1,000,000   Hong Kong Telecommunications                    1,977,306
                                                            -----------
                                                             16,853,946
                                                            -----------

HUNGARY -- 0.1%
 Retail Trade -- 0.1%
    235,000   Fotex                                             343,814
                                                            -----------

IRELAND -- 0.3%
 Construction Materials -- 0.3%
    143,000   CRH                                               957,234
                                                            -----------

ITALY -- 2.6%
 Automobiles -- 0.9%
    747,300   Fiat Spa                                        2,635,245
 Insurance -- 0.5%
    288,000   RAS                                             1,689,278
 Telephone -- 1.2%
  1,350,000   Telecom Italia                                  3,659,129
                                                            -----------
                                                              7,983,652
                                                            -----------
JAPAN -- 27.7%
 Automobiles -- 1.6%
    287,000   Calsonic Corp.                                  1,953,855
    272,000   Suzuki Motor Corp.                              3,032,741
 Banks -- 0.9%
    140,000   Sanwa Bank                                      2,642,912
 Business Services -- 1.9%
    295,000   Kamigumi Co.                                    2,958,528
     44,000   Secom Co.                                       2,767,034
 Drugs and Health Care -- 1.3%
     88,000   Sankyo Co.                                      2,045,425
     66,000   Santen Pharmaceutical Co.                       1,759,896
 Electrical Equipment -- 1.2%
    354,000   Hitachi Corp.                                   3,529,349
 Electronics -- 4.4%
    171,000   Aiwa Co.                                        4,136,039
     66,000   Kyocera Corp.                                   5,435,432
     98,000   Murata Manufacturing Co.                        3,711,640
 Financial Services -- 1.2%
    100,000   Japan Securities Finance                        1,120,878
     57,480   Promise Co.                                     2,400,793
 Homebuilders -- 0.8%
    185,000   Sekusui House                                   2,291,900
 Industrial Machinery -- 1.9%
    250,000   Amada Co.                                       2,138,517
    520,000   Mitsubishi Heavy Ind.                           3,533,951
 Insurance -- 0.9%
    232,000   Tokio Marine & Fire Ins.                        2,660,657
 Investment Companies -- 1.0%
    171,000   Nomura Securities Co.                           2,986,019
 Leisure Time -- 0.8%
     15,000   Toho Co.                                        2,495,428
 Photography -- 1.9%
    222,000   Canon, Inc.                                     3,614,654
     85,000   Fuji Photo Film Co.                             2,015,810
 Real Estate -- 1.1%
    300,000   Mitsubishi Estate                               3,380,332
 Retail Grocery -- 0.9%
     38,000   Seven Eleven Japan                              2,721,491
 Retail Trade -- 2.1%
     42,000   Ito Yokado Co.                                  2,215,091
    180,000   Marui Co.                                       2,867,087
     54,000   Shimachu Co.                                    1,369,831
 Steel -- 1.3%
    200,000   Hitachi Metals                                  2,244,115
    700,000   Sumitomo Metal Ind.                             1,825,261
 Telecommunication -- 1.4%
        540   DDI Corp.                                       4,332,488
 Tires and Rubber -- 1.1%
    230,000   Bridgestone Corp.                               3,392,130
                                                            -----------
                                                             83,579,284
                                                            -----------

MALAYSIA -- 2.7%*
 Conglomerates -- 0.7%
    780,000   Sime Darby Berhad                               2,175,554


                       See notes to financial statements.

--------------------------------------------------------------------------------

Baillie Gifford International Fund -- 6
--------------------------------------------------------------------------------
Baillie Gifford International Fund

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)


     Shares                                                       Value
--------------------------------------------------------------------------------

 Leisure Time -- 1.0%
    528,000   Resorts World Berhad                          $ 3,096,965
 Telephone -- 1.0%
    400,000   Telekom Malaysia                                3,035,275
                                                            -----------
                                                              8,307,794
                                                            -----------
MEXICO -- 0.9%
 Building and Construction -- 0.1%
     11,100   Tolmex                                            433,274
 Beverage -- 0.5%
     44,500   Pan American Beverage                           1,335,000
 Telephone -- 0.3%
     29,500   Telefonos de Mexico SA                            873,938
                                                            -----------
                                                              2,642,212
                                                            -----------
NETHERLANDS -- 2.9%
 Banks -- 0.8%
     60,000   ABN Amro Holdings NV                            2,315,586
 Household Appliances -- 1.5%
    110,000   Philip Electronics NV                           4,656,986
 Publishing -- 0.6%
     14,800   Ver Ned Uitgevers                               1,771,797
                                                            -----------
                                                              8,744,369
                                                            -----------
NEW ZEALAND -- 0.6%
 Telecommunication -- 0.6%
    515,000   Telecom Corp. of New Zealand                    1,928,065
                                                            -----------
POLAND -- 0.3%
 Engineering -- 0.3%
    235,000   Elektrim                                          828,172
                                                            -----------
SINGAPORE -- 3.3%
 Air Travel -- 0.8%
    245,000   Singapore Airlines                              2,261,539
 Banks -- 1.1%
    303,333   Overseas Chinese Bank                           3,364,337
 Industrial Machinery -- 0.6%
    310,000   Sembawang Corp.                                 1,885,510
 Publishing -- 0.8%
    156,000   Singapore Press HD                              2,333,023
                                                            -----------
                                                              9,844,409
                                                            -----------
SPAIN -- 1.0%
 Banks -- 1.0%
     75,000   Banco Santander SA                              2,956,656
                                                            -----------
SWEDEN -- 1.8%
 Business Services -- 0.6%
     53,500   Securitas AB                                    1,854,190
 Construction & Mining Equipment -- 1.2%
    110,000   Atlas Copco AB                                  1,527,967
     48,150   Incentive AB                                    1,940,277
                                                            -----------
                                                              5,322,434
                                                            -----------
SWITZERLAND -- 4.5%
 Business Services -- 0.3%
      1,000   Danzas Holding                                    859,748
 Drugs and Healthcare -- 1.1%
      4,846   Sandoz AG                                       3,341,488
 Food Producer -- 1.4%
      4,000   Nestle SA                                       4,165,002
 Industrial Machinery -- 0.3%
        645   Bobst AG                                          980,242
 Insurance -- 1.4%
     13,600   Winterthur                                      4,134,920
                                                            -----------
                                                             13,481,400
                                                            -----------
THAILAND -- 0.6%
 Financial Services -- 0.6%
    750,000   Ind. Fin. Thailand                              1,974,884
                                                            -----------
UNITED KINGDOM -- 19.1%
 Banks -- 1.2%
    164,500   National Westminster Bk. Co.                    1,429,923
    285,000   Abbey National Bank                             2,121,521
 Business Services -- 1.8%
    130,000   Associated British Ports                          578,972
    316,000   BAA                                             2,480,452
    272,000   Reuters Holdings                                2,264,864
 Chemicals -- 0.5%
    690,000   Allied Colloids                                 1,355,416
 Conglomerates -- 2.4%
    653,658   BTR                                             3,281,553
    297,000   Hanson                                          1,036,925
    150,000   Hays                                              751,551
    205,000   Siebe                                           2,050,978
 Containers and Glass -- 0.3%
    280,000   Caradon PLC                                     1,051,058
 Construction and Mining Equipment -- 0.5%
    210,000   Scapa Group                                       776,603


                       See notes to financial statements.

--------------------------------------------------------------------------------
                                       3

                                         Baillie Gifford International Fund -- 6
--------------------------------------------------------------------------------





     Shares                                                       Value
--------------------------------------------------------------------------------

    170,000   Weir Group                                    $   686,814
 Drugs and Healthcare -- 1.1%
    270,000   Glaxo Holdings                                  3,313,266
 Electric Utilities -- 1.0%
    167,000   National Power Co.                              1,183,370
    162,800   Yorkshire Electric Group                        1,786,735
 Electronics -- 0.8%
    155,000   Electrocomponents                               1,479,243
    340,000   Rotork                                            886,910
 Food, Beverage and Tobacco -- 2.8%
    320,000   Guinness                                        2,407,508
    160,000   Highland Distilleries                             890,727
    300,000   Iceland Group                                     858,915
    170,000   Reckitt and Colman                              1,798,155
    250,000   Rothmans Int'l. NV                              2,449,499
 Household Products -- 0.1%
    220,000   Life Sciences International                       423,413
 Insurance -- 0.9%
     70,000   Britannic Assurance                               609,034
    400,000   Prudential Corp.                                2,125,020
 International Oil -- 1.5%
    385,000   Shell Transport and Trading                     4,601,996
 Leisure Time -- 1.1%
    270,000   Granada Group                                   2,619,691
     80,000   Vendome Lux Group SA                              601,877
 Miscellaneous -- 0.6%
    190,000   Devro International                               670,908
    500,000   Firstbus                                        1,137,267
 Newspapers -- 0.2%
    250,000   Mirror Group PLC                                  528,869
 Retail-Grocery -- 0.8%
    338,000   Sainsbury (J)                                   2,373,580
 Retail Trade -- 0.8%
    120,000   Fine Arts Developments                            750,119
    300,000   Marks & Spencer                                 1,927,788
 Telephone -- 0.7%
    600,000   Vodafone Group                                  2,228,408
                                                            -----------
                                                             57,518,928
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $260,539,315)                                       285,682,987
                                                            -----------


REPURCHASE AGREEMENT -- 3.3%

 Principal
 Amount                                                           Value
--------------------------------------------------------------------------------
$9,800,000 State Street Bank & Trust repurchase
           agreement, dated 6/30/95, maturity
           value $9,804,492 at 5.50%
           due 7/3/95 (collateralized by
           $7,610,000 U.S. Treasury Bonds,
           9.25% due 2/15/16)                              $  9,800,000
                                                           ------------

TOTAL REPURCHASE AGREEMENT
  (Cost $9,800,000)                                           9,800,000
                                                           ------------

TOTAL INVESTMENTS -- 98.1%
  (Cost $270,339,315)                                       295,482,987


CASH, RECEIVABLES AND
  OTHER ASSETS LESS
  PAYABLES -- 1.9%                                            5,720,073
                                                           ------------

NET ASSETS -- 100.0%                                       $301,203,060
                                                           ------------


                       See notes to financial statements.

--------------------------------------------------------------------------------

Baillie Gifford International Fund -- 6
--------------------------------------------------------------------------------
Baillie Gifford International Fund

STATEMENT OF ASSETS
AND LIABILITIES
June 30, 1995 (Unaudited)


ASSETS:
Investments, at identified cost*                           $270,339,315
                                                           ============

Investments, at market                                      285,682,987
Repurchase agreements                                         9,800,000
                                                           ------------
TOTAL INVESTMENTS                                           295,482,987

Cash                                                              4,497
Foreign currency (Cost $4,611,557)                            4,655,816
Dividends receivable                                          1,133,558
Foreign tax receivable                                          521,737
Receivable for fund shares sold                                 220,902
Receivable for securities sold                                  141,213
Receivable for open forward foreign currency
  sold                                                          138,789
Interest receivable                                               7,491
Deferred organization expenses -- Note C                          3,510
Other assets                                                      1,756
                                                           ------------
  TOTAL ASSETS                                              302,312,256
                                                           ------------
LIABILITIES:
Foreign tax withholding                                         177,315
Payable for fund shares redeemed                                104,527
Accrued expenses                                                 91,199
Due to affiliates -- Note 2                                     736,155
                                                           ------------
TOTAL LIABILITIES                                             1,109,196
                                                           ------------
    NET ASSETS                                             $301,203,060
                                                           ============
COMPONENTS OF NET ASSETS
Capital stock -- $0.10 par value
  (1,000,000,000 shares authorized)                        $  2,042,466
Paid-in capital                                             279,140,020
Undistributed net investment income                           2,122,579
Accumulated net realized (loss) on
  investments and foreign currency                          (7,482,498)
Net unrealized appreciation of
  investments and foreign currency related
  transactions                                               25,380,493
                                                           ------------
    NET ASSETS                                             $301,203,060
                                                           ============
SHARES OUTSTANDING                                           20,424,659
                                                           ------------
NET ASSET VALUE PER SHARE                                       $ 14.75
                                                           ============


* Includes repurchase agreements.




STATEMENT OF OPERATIONS
For The Six Months Ended
June 30, 1995 (Unaudited)


Investment Income:
 Income
   Dividends                                               $  3,915,918
   Interest                                                     264,706
                                                           ------------
                                                              4,180,624
 Less: Foreign tax withheld                                     521,456
                                                           ------------
  Total Income                                                3,659,168
                                                           ------------
Expenses:
 Investment advisory fees -- Note B                           1,186,467
 Custodian fees                                                 237,412
 Audit fees                                                      10,000
 Deferrred organization expense -- Note C                         3,879
 Directors' fees-- Note B                                         3,375
 Printing expense                                                 2,750
 Insurance expense                                                1,757
 Transfer agent fees                                              1,650
 Legal fees                                                       1,429
 Registration fees                                                  465
 Other                                                              360
                                                           ------------
   Total Expenses                                             1,449,544
                                                           ------------
Net Investment Income                                         2,209,624
                                                           ============
Realized and Unrealized Gain/(Loss) On
 Investments and Currencies -- Note D
   Net realized (loss) on investments and foreign
     currency related transaction -- Note A                  (6,186,633)
   Net change in unrealized appreciation of
     investments and foreign currency related
     transactions -- Note D                                   5,020,918
                                                           ------------
   Net Realized and Unrealized (Loss) on
     Investments and Foreign Currencies                      (1,165,715)
                                                           ------------
Net Increase in Net Assets
 Resulting from Operations                                 $  1,043,909
                                                           ============


                       See notes to financial statements.

--------------------------------------------------------------------------------

                                         Baillie Gifford International Fund -- 6
--------------------------------------------------------------------------------



STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Six Months
                                                                                                  Ended                Year Ended
                                                                                              June 30, 1995           December 31,
                                                                                               (Unaudited)                1994
                                                                                               -----------             -----------
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
    Net investment income                                                                     $  2,209,624            $  2,880,417
    Net realized gain/(loss) on investments and foreign currency related transactions           (6,186,633)              2,289,267
    Net change in unrealized appreciation/(depreciation) on investments and foreign
      currency related transactions                                                              5,020,918              (6,484,115)
                                                                                              ------------            ------------
      Net Increase/(Decrease) in Net Assets from Operations                                      1,043,909              (1,314,431)
                                                                                              ------------            ------------

Distributions to Shareholders:
    Net investment income                                                                               --              (2,504,843)
                                                                                              ------------            ------------
      Total Distributions to Shareholders                                                               --              (2,504,843)
                                                                                              ------------            ------------

From Capital Share Transactions:
    Net increase/(decrease) in assets from capital share transactions -- Note F                 (2,890,718)            120,074,014
                                                                                              ------------            ------------
      Net Increase/(Decrease) in Net Assets                                                     (1,846,809)            116,254,740

Net Assets:
    Beginning of period                                                                        303,049,869             186,795,129
                                                                                              ------------            ------------
    End of period*                                                                            $301,203,060            $303,049,869
                                                                                              ============            ============

* Includes undistributed net investment income of:                                            $  2,122,579            $    250,232



                       See notes to financial statements.

--------------------------------------------------------------------------------

Baillie Gifford International Fund -- 6

--------------------------------------------------------------------------------
Baillie Gifford International Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated:

                                                                         Six Months                                      February 8,
                                                                            Ended                                         1991** to
                                                                        June 30, 1995        Year Ended December 31,    December 31,
                                                                         (Unaudited)      1994          1993       1992      1991
                                                                        ------------    --------      --------    -------   -------

Net asset value, beginning of period ................................     $  14.69      $  14.69      $  11.16    $ 12.37   $ 10.00
                                                                          --------      --------      --------    -------   -------
      Income from Investment Operations
      Net investment income .........................................         0.09          0.15          0.23       0.09      0.04

      Net realized and unrealized gain/(loss) on investments
          and foreign currency related transactions .................        (0.03)        (0.02)         3.54      (1.20)     2.52
                                                                          --------      --------      --------    -------   -------
      Net increase/(decrease) from investment operations ............         0.06          0.13          3.77      (1.11)     2.56
                                                                          --------      --------      --------    -------   -------

      Distributions to Shareholders
      Dividends from net investment income ..........................           --         (0.13)        (0.24)     (0.10)    (0.04)
      Distributions from net realized gain on investments and
          foreign currency related transactions .....................           --            --            --         --     (0.13)
                                                                          --------      --------      --------    -------   -------
      Total distributions ...........................................           --         (0.13)        (0.24)     (0.10)    (0.19)
                                                                          --------      --------      --------    -------   -------
Net asset value, end of period ......................................     $  14.75      $  14.69      $  14.69    $ 11.16   $ 12.37
                                                                          ========      ========      ========    =======   =======

Total return+ .......................................................         0.41%         0.87%        34.04%     (8.90%)    8.56%
                                                                          ========      ========      ========    =======   =======

Ratios/supplemental data:
      Net assets, end of period (000's omitted) .....................     $301,203      $303,050      $186,795    $55,175   $36,012
      Ratio of expenses to average net assets .......................        0.98%*        1.03%         1.11%      1.26%     1.67%*
      Ratio of net investment income to average net assets ..........        1.49%*        1.11%         1.75%      0.88%     0.61%*
      Portfolio turnover rate .......................................          22%           27%           18%        44%       14%

----------
*    Ratios are annualized.

**   Commencement of operations.

+ Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.


                       See notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

Baille Gifford Emerging Markets - 7
--------------------------------------------------------------------------------
Baille Gifford Emerging Markets Fund

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)


COMMON STOCKS -- 84.3%

  Shares                                                                  Value
--------------------------------------------------------------------------------
ARGENTINA -- 8.3%
 Automobile -- 0.3%
    19,800       Ciades SA                                            $   96,049
 Banks -- 0.6%
    15,000       BCO Frances Rio PL                                       90,018
     5,300       Banco Frances Del Rio La Plata                           95,400
Conglomerates -- 1.5%
    33,040       Compania Naviera Perez SA                               277,622
    22,800       Dycasa                                                   47,890
    42,500       Juna Minetti                                            131,776
Electric Utilities -- 1.4%
    11,400       Capex SA                                                175,275
     7,900       Central Costanera SA                                    252,800
Industrial Machinery -- 0.3%
     5,000       Quilmes Industrial                                       97,500
Oil Transport -- 1.5%
    45,000       Transportadora De Gas Del Sur                           472,500
Real Estate -- 1.2%
   147,600       Commercial De Plata                                     366,121
Telecommunications -- 0.7%
    28,900       Telecom Argentina                                       131,521
     2,150       Telecom Argentina Stet France                            97,825
Telephone -- 0.8%
     9,500       Telefonica De Argentina                                 235,125
                                                                       ---------
                                                                       2,567,422
                                                                       ---------
BRAZIL -- 4.4%
Broadcasting -- 1.1%
 5,900,000       Telebras                                                167,290
     5,100       Telecomunicacoes Brasileras                             170,213
Food, Beverage and Tobacco -- 0.8%
    50,000       Santista Alimentos                                       38,023
    26,000       Souza Cruz                                              196,306
Retail Trade -- 0.5%
 7,250,000       Lojas Americanas                                        161,461
Steel -- 0.8%
    15,300       Usinas Siderurgicas De Minas                            171,051
     7,000       Usiminas USI SD MG                                       78,750
Telephone -- 0.5%
 1,335,000       Telesp Tel Sao Paolo                                    169,685
Other Services -- 0.7%
 9,000,000       Sider Nacional CIA                                      205,225
                                                                      ----------
                                                                       1,358,004
                                                                      ----------
CHILE -- 2.9%
Construction Material -- 0.2%
     3,800       Maderas y Sinteticos Sociedad                            71,250
Electric Utilities -- 0.7%
     4,200       Enersis SA                                              123,900
     4,100       Empresa Nacional De Electricidad                        108,650
Investment Companies -- 2.0%
     4,000       GT Chile Growth Fund                                    155,000
    12,500       Genesis Chile Fund                                      456,250
                                                                      ----------
                                                                         915,050
                                                                      ----------

CHINA -- 1.2%
Automobile -- 0.3%
     6,500       Ek Chor China Motorcycle Co.                            104,813
Container and Glass -- 0.3%
    75,000       Yaohua Pilkington Glass Co.                              75,000
Electrical Equipment -- 0.3%
   120,000       Shanghai Shangling                                       99,600
Tire and Rubber -- 0.3%
     8,000       China Tire Holdings Ltd.                                 85,000
                                                                      ----------
                                                                         364,413
                                                                      ----------

COLOMBIA -- 0.9%
Construction Material -- 0.5%
     6,700       Cementos Diamante                                       138,518
Retailer -- 0.4%
     6,600       Cadenalco Gran Cad                                      125,821
                                                                      ----------
                                                                         264,339
                                                                      ----------

CZECHOSLOVAKIA -- 1.4%
Construction Company -- 0.7%
     2,500       IPS Praha                                               203,095
Electric Utilities -- 0.4%
     3,800       Ceska Energeticke Zavody                                138,182
Food, Beverage and Tobacco -- 0.2%
       850       Praske Pivorary                                          44,390
Plastic -- 0.1%
     1,400       Fatra                                                    35,420
                                                                      ----------
                                                                         421,087
                                                                      ----------

HONG KONG -- 15.3%
Bank -- 0.8%
    19,000       HSBC Holdings                                           243,706

                       See notes to financial statements.

--------------------------------------------------------------------------------

                                             Baille Gifford Emerging Markets - 7
--------------------------------------------------------------------------------

  Shares                                                                  Value
--------------------------------------------------------------------------------
Conglomerates -- 3.2%
   276,000       China Strategic Holding Ltd.                         $  105,224
   130,000       Hutchison Whampoa                                       628,344
    36,000       Swire Pacific                                           274,497
Containers and Glass -- 0.4%
   400,000       Sinocan Holdings                                        113,727
Construction and Mining Equipments -- 0.9%
   900,000       CNT Group Ltd.                                           61,645
   120,000       Varitronix Int'l.                                       210,137
Electrical Equipment -- 0.5%
    80,000       Johnson Electrical Holdings                             161,286
Electric Utilities -- 1.6%
    48,000       China Light and Power                                   246,892
   156,000       Hong Kong and China Gas                                 248,986
Industrial Machinery -- 0.9%
   260,000       Chen Hsong Holdings                                     165,486
   500,000       Lung Kee (Bermuda)                                      116,312
Leisure Time -- 0.5%
   150,000       Mandarin Oriental                                       150,000
Publishing -- 0.3%
   210,000       Oriental Press Group                                     84,811
Real Estate -- 2.2%
   160,000       Amoy Properties                                         140,608
   125,000       Hong Kong Land Holdings                                 227,500
    42,000       Sun Hung Kai Props.                                     310,747
Retail Trade -- 1.9%
   800,000       Esprit Asia                                             307,581
   800,000       Pokphand (CP) Co.                                       281,734
Telephone -- 1.9%
   304,800       Hong Kong Telecommunications                            602,683
Transportation -- 0.2%
   130,000       China Merchant Shekou                                    70,563
                                                                      ----------
                                                                       4,752,469
                                                                      ----------

HUNGARY -- 2.9%
Chemicals -- 0.5%
     9,000       Chemical Works of Gedeon Richter                        146,250
Conglomerates -- 0.6%
     9,082       Zalakeramia                                             179,392
Food -- 0.6%
     3,500       Pick Szeged RT                                          187,827
Lodging -- 0.6%
    21,600       Danubius Hotel                                          210,809
Plastic -- 0.4%
    11,400       Pannonplast                                             115,896
Retail Trade -- 0.2%
    42,000       Fotex                                                    60,803
                                                                      ----------
                                                                         900,977
                                                                      ----------

INDIA -- 1.7%
Automobile -- 0.2%
     2,000       Bajaj Auto                                               56,000
Construction -- 0.3%
     5,500       Larsen & Toubro Ltd.                                    108,625
Drugs and Healthcare -- 0.1%
    10,000       Core Health Care                                         47,500
Electric Utilities -- 0.3%
    10,000       CESC                                                     47,500
     8,000       ITC Ltd.                                                 59,040
Industrial Machinery -- 0.2%
    23,000       NEPC Micon                                               52,325
Lodging -- 0.3%
     5,000       The Indian Hotels Co.                                    80,650
Metals -- 0.3%
     8,000       Indian Aluminum                                          85,040
                                                                      ----------
                                                                         536,680
                                                                      ----------

INDONESIA -- 1.6%
Bank -- 0.3%
    30,000       Bank International Indonesia                             92,614
Household Products -- 0.3%
     6,000       Unilever Indonesia                                       88,909
Photography -- 0.4%
    20,000       Modern Photo Film                                       108,666
Telephone -- 0.6%
     5,200       Perusahaan Per Per Ind. Sat Corp.                       198,900
                                                                      ----------
                                                                         489,089
                                                                      ----------
KOREA -- 4.3%
Electrical Equipment -- 1.0%
     6,000       Samsung Elect. Co.                                      318,750
Electric Utility -- 1.4%
    20,000       Korea Electric Power Corp.                              452,500


                       See notes to financial statements.

--------------------------------------------------------------------------------

Baille Gifford Emerging Markets - 7
--------------------------------------------------------------------------------
Baille Gifford Emerging Markets Fund

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)


  Shares                                                                  Value
--------------------------------------------------------------------------------

Investment Company -- 1.2%
       100       Korea Europe Fund                                    $  368,750
Steel -- 0.7%
     7,000       Pohang Iron & Steel Co.                                 206,500
                                                                      ----------
                                                                       1,346,500
                                                                      ----------
MALAYSIA -- 7.1%
Container -- 0.4%
    52,000       Kelang Container Terminal                               136,505
Conglomerates -- 0.6%
    72,000       Sime Darby Berhad                                       200,820
Engineering -- 0.9%
    45,000       United Engineers Berhad                                 286,095
Food, Beverage and Tobacco -- 1.4%
    20,000       Nestle Malay Berhad                                     153,404
   130,000       R.J. Reynolds Berhad                                    249,549
Leisure Time -- 1.7%
    90,000       Resorts World Berhad                                    527,892
Metals and Mining -- 0.9%
    50,000       Maruichi Malay Steel                                    185,603
    26,000       IJM Corp. Berhad                                        103,446
Retail Trade -- 0.6%
    19,000       Edaran Otomobil                                         185,480
Telephone -- 0.6%
    24,000       Telekom Malaysia                                        182,117
                                                                      ----------
                                                                       2,210,911
                                                                      ----------

MEXICO -- 4.3%
 Conglomerates -- 0.9%
    13,500       Alfa SA                                                 163,944
    10,000       DESC SA De CV                                           128,750
Financial Services -- 1.4%
    19,700       GPO Fin. Banamex AC                                      29,818
    13,000       Grupo Carso SA De CV                                    142,039
     4,259       Grupo Financiero Bancomer                                 1,124
     5,750       Grupo Financiero Bancomer Ser. "C"                       33,114
     6,050       Tolmex                                                  236,154
Food and Beverages -- 0.6%
     5,600       Pan American Beverage                                   168,000
Metals -- 0.3%
    10,000       Grupo Simec SA De CV                                     98,750
Retail Trade -- 0.2%
    50,000       Organiz Soriana                                          57,440
Telephone -- 0.9%
     9,600       Telefonos De Mexico SA                                  284,400
                                                                      ----------
                                                                       1,343,533
                                                                      ----------

PERU -- 1.9%
 Building Materials -- 0.3%
     5,848       Cementos Lima                                            95,166
Food, Beverage and Tobacco -- 0.3%
    42,300       Backus & Johnston                                       100,022
Metals -- 0.6%
    36,698       Southern Peru Copper                                    166,622
     1,347       Southern Peru Copper Ser. 2                               4,270
Telephone -- 0.7%
   123,569       CPT Telefonica Del Peru                                 211,087
                                                                      ----------
                                                                         577,167
                                                                      ----------
PHILIPPINES -- 2.6%
Bank -- 0.3%
     8,000       Philippine National Bank                                 93,187
Brewing and Distilling -- 1.3%
    99,000       San Miguel Corp.                                        410,885
Telephone -- 1.0%
     4,000       Philippine Long Distance Tel. Co.                       287,000
                                                                      ----------
                                                                         791,072
                                                                      ----------
POLAND -- 3.1%
Bank -- 0.4%
     8,700       Bre BK Rozwoju Eks                                      139,364
Construction Materials -- 0.9%
    26,300       Polifarb                                                144,925
    40,000       Polifarb Wroclaw                                        127,296
Electric Utility -- 0.5%
    40,000       Elektrim                                                140,965
Food, Beverage and Tobacco -- 0.8%
    10,700       Agros                                                   137,121
     1,600       Zywiec                                                  120,974
Pharmaceuticals -- 0.5%
    10,700       Jelfa                                                   155,861
                                                                      ----------
                                                                         966,506
                                                                      ----------

SINGAPORE -- 5.4%
Air Travel -- 0.8%
    27,000       Singapore Airlines                                      249,231
Automobile -- 0.5%
    17,000       Cycle and Carriage                                      152,057

                       See notes to financial statements.

--------------------------------------------------------------------------------

                                             Baille Gifford Emerging Markets - 7
--------------------------------------------------------------------------------


  Shares                                                                  Value
--------------------------------------------------------------------------------

Bank -- 0.6%
    18,000       Overseas Chinese Bank                                $  199,642
Construction Equipment -- 0.3%
    48,000       Clipsal Industries Ltd.                                 110,880
Food and Beverages -- 0.6%
    16,000       Fraser & Neave                                          184,329
Industrial Machinery -- 0.5%
    26,000       Sembawang Corp.                                         158,140
Publishing -- 0.9%
    18,000       Singapore Press HD                                      269,195
Real Estate -- 0.7%
    66,000       DBS Land                                                206,855
Retailer -- 0.5%
   105,000       Courts Singapore                                        156,279
                                                                      ----------
                                                                       1,686,608
                                                                      ----------

SOUTH AFRICA -- 8.8%
Bank -- 1.9%
    40,000       First National Bank                                     255,754
     6,500       Nedcor                                                  323,375
Brewing and Distilling -- 0.9%
    10,000       South Africa Brews                                      285,317
Diversified Industrials -- 1.7%
    26,000       Barlow Ltd.                                             266,342
    49,000       Smith (C.G.)                                            259,398
Gas Distribution -- 0.9%
    30,465       Sasol                                                   291,974
Insurance -- 0.9%
     3,700       Liberty Holdings                                        264,555
Mining -- 1.7%
    10,000       De Beers Cons. Mines                                    261,255
    80,000       Gencor                                                  275,005
Tobacco -- 0.8%
    35,000       Rembrandt Group                                         240,629
                                                                      ----------
                                                                       2,723,604
                                                                      ----------
TAIWAN -- 1.4%
Real Estate -- 1.4%
    40,000       ROC Taiwan Fd.                                          440,000
                                                                      ----------

THAILAND -- 4.0%
Bank -- 1.3%
    18,000       Bangkok Bank                                            198,339
    20,000       Thai Farmers Bank                                       191,209
Construction Material -- 0.8%
     4,000       Siam Cement Co.                                         255,378
Financial Services -- 0.8%
    90,000       Ind. Fin. Thailand                                      236,986
Food, Beverage and Tobacco -- 0.3%
    15,000       CP Feedmill Co.                                          91,148
Publishing -- 0.8%
     8,000       Land and House                                          168,523
    18,000       Matichon Public Co., Ltd.                                92,607
                                                                      ----------
                                                                       1,234,190
                                                                      ----------
TURKEY -- 0.4%
Electronics -- 0.4%
   312,000       Raks Electronik                                         121,723
                                                                      ----------
UNITED KINGDOM -- 0.4%
Conglomerates -- 0.4%
    25,200       Antofagasta Holdings                                    127,463
                                                                      ----------

TOTAL COMMON STOCKS
  (Cost $33,016,738)                                                  26,138,807
                                                                      ----------

PREFERRED STOCKS -- 6.7%

12,000,000       BCO Bradesco SA                                         101,684
       640       Bardella SA Ind.                                         99,424
   700,000       Brahma (CIA Cerveja)                                    229,650
   425,000       Casa Anglo Bras SA                                       40,168
17,155,000       Cemig CIA Energ MG                                      335,459
 4,400,000       CESP CIA Energ SP                                       173,993
 8,400,000       Ceval Alimentos SA                                       95,818
   370,000       Cimento Itau                                            108,528
    97,000       Confab                                                   71,657
   570,000       Coteminas CIA TEC                                       179,576
 1,400,000       Duratex SA                                               68,472
   470,000       Electrobras (CENTR)                                     125,095
   180,000       Multibras Eletrodo                                      148,810
 1,530,000       Petrol Brasileiros                                      129,647
   240,000       Sider Tubarao                                           178,208
                                                                      ----------

TOTAL PREFERRED STOCKS
  (Cost $2,785,156)                                                    2,086,189
                                                                      ----------

                       See notes to financial staements.

--------------------------------------------------------------------------------

Baille Gifford Emerging Markets - 7
--------------------------------------------------------------------------------
Baille Gifford Emerging Markets Fund

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)


REPURCHASE AGREEMENT -- 8.0%

  Principal
  Amount                                                                  Value
--------------------------------------------------------------------------------
$2,475,000       State Street Bank & Trust repurchase
                 agreement, dated 6/30/95, maturity
                 value $2,475,980 at 4.75%
                 due 7/3/95 (collateralized by
                 $1,925,000 U.S. Treasury Bonds,
                 9.25% due 2/15/16)                                  $ 2,475,000

REPURCHASE AGREEMENT
  (Cost $2,475,000)                                                    2,475,000
                                                                     -----------

TOTAL INVESTMENTS -- 99.0%
  (Cost $33,326,894)                                                  30,699,996
                                                                     -----------

CASH, RECEIVABLES AND
  OTHER ASSETS LESS
  PAYABLES -- 1.0%                                                       320,738
                                                                     -----------

NET ASSETS -- 100.0%                                                 $31,020,734
                                                                     ===========

                       See notes to financial statements.

--------------------------------------------------------------------------------

                                             Baille Gifford Emerging Markets - 7
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS
AND LIABILITIES
June 30, 1995 (Unaudited)


ASSETS:
Investments, at identified cost*                                    $33,826,894
                                                                    ===========
Investments, at market                                               28,224,996
Repurchase agreement                                                  2,475,000
                                                                    -----------
TOTAL INVESTMENTS                                                    30,699,996

Cash                                                                     10,526
Foreign currency (Cost $168,366)                                        167,148
Receivable for securities sold                                          494,465
Dividends receivable                                                     79,482
Receivable for fund shares sold                                          39,731
Deferred organization expenses -- Note C                                  2,180
Interest receivable                                                         327
Other assets                                                                175
Foreign tax receivable                                                       72
                                                                    -----------
TOTAL ASSETS                                                         31,494,102
                                                                    -----------

LIABILITIES:
  Payable for securities purchased                                      295,348
  Accrued expenses                                                       13,470
  Foreign tax withholding                                                 9,160
  Payable for deferred organization
   expense -- Note C                                                      2,536
  Due to affiliates -- Note B                                           152,854
                                                                    -----------
  TOTAL LIABILITIES                                                     473,368
                                                                    -----------
  NET ASSETS                                                        $31,020,734
                                                                    ===========

COMPONENTS OF NET ASSETS
  Capital stock -- $0.10 par value
    (1,000,000,000 shares authorized)                               $   369,492
  Paid-in  capital                                                   34,162,489
  Undistributed net investment income                                   147,088
  Accumulated net realized (loss) on
    investments and foreign currency                                 (1,030,311)
  Net unrealized  (depreciation) of investments
    and foreign currency related transactions                        (2,628,024)
                                                                    -----------
  NET ASSETS                                                        $31,020,734
                                                                    ===========
  SHARES OUTSTANDING                                                  3,694,919
                                                                    -----------
  NET ASSET VALUE PER SHARE                                         $      8.40
                                                                    ===========


STATEMENT OF OPERATIONS
For The Six Mpnths Ended
June 30, 1995 (Unaudited)


Investment Income:
 Income
  Dividends                                                        $    330,653
  Interest                                                               87,196
                                                                   ------------
                                                                        417,849

 Less: Foreign tax withheld                                              28,449
                                                                   ------------
    Total Income                                                        389,400
                                                                   ------------

Expenses:
 Investment advisory fees -- Note B                                     132,009
 Custodian fees                                                          73,048
 Audit fees                                                              10,000
 Directors fees -- Note B                                                 3,375
 Printing expense                                                         2,750
 Legal fees                                                               2,163
 Transfer agent fees                                                      1,650
 Registration fees                                                        1,370
 Other                                                                      360
 Deferrred organization expense -- Note C                                   252
 Insurance expense                                                          175
                                                                   ------------
    Total Expenses                                                      227,152
                                                                   ------------
Net Investment Income                                                   162,248
                                                                   ============

Realized and Unrealized Gain/(Loss) On
 Investments and Currencies -- Note D
  Net realized (loss) on investments and foreign
   currency related transaction -- Note A                              (988,394)
  Net change in unrealized appreciation of
   investments and foreign currency related
   transactions -- Note D                                               370,282
                                                                   ------------
  Net Realized and Unrealized (Loss) on
   Investments and Foreign Currencies                                  (618,112)
                                                                   ------------
Net (Decrease) in Net Assets
 Resulting from Operations                                         $   (455,864)
                                                                   ============

                       See notes to financial statements.

--------------------------------------------------------------------------------

Baille Gifford Emerging Markets - 7
--------------------------------------------------------------------------------
Baille Gifford Emerging Markets Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                Six Months     October 17,
                                                                                                  Ended         1994** to
                                                                                              June 30, 1995    December 31,
                                                                                               (Unaudited)         1994
                                                                                               ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
   Net investment income                                                                       $    162,248    $     42,225
   Net realized (loss) on investments and foreign currency related transactions                    (988,394)        (75,276)
   Net change in unrealized appreciation/(depreciation) on investments and foreign
     related transactions                                                                           370,282      (2,998,306)
                                                                                               ------------    ------------
     Net (Decrease) in Net Assets from Operations                                                  (455,864)     (3,031,357)
                                                                                               ------------    ------------
Distributions to Shareholders:
   Net investment income                                                                               --           (24,026)
   Distribution in excess of net investment income                                                     --              --
   Net realized gain on investments and foreign currency related transactions                          --              --
                                                                                               ------------    ------------
     Total Distributions to Shareholders                                                               --           (24,026)
                                                                                               ------------    ------------
From Capital Share Transactions:
   Net increase/(decrease) in assets from capital share transactions -- Note F                    7,407,698      27,124,283
                                                                                               ------------    ------------
     Net Increase in Net Assets                                                                   6,951,834      24,068,900
Net Assets:
   Beginning of period                                                                           24,068,900            --
                                                                                               ------------    ------------
   End of period*                                                                              $ 31,020,734    $ 24,068,900
                                                                                               ============    ============


 * Includes undistributed net investment income of:                                            $    147,088    $     18,199
** Commencement of public offering of the Fund's shares





                       See notes to financial statements.

--------------------------------------------------------------------------------

Baille Gifford Emerging Markets - 7
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated:

                                                                        Six Months      October 17,
                                                                          Ended          1994** to
                                                                      June 30, 1995     December 31,
                                                                       (Unaudited)         1994
                                                                        ----------      ----------
Net asset value, beginning of period ..............................        $ 8.68          $ 9.87
                                                                         --------        --------
  Income from Investment Operations
  Net investment income ...........................................          0.05           (0.01)
  Net realized and unrealized loss on investments and
   foreign currency related transactions ..........................         (0.33)          (1.17)
                                                                         --------        --------
  Net decrease from investment operations .........................         (0.28)          (1.18)
                                                                         --------        --------
  Distributions to Shareholders
  Dividends from net investment income ............................          --             (0.01)
                                                                         --------        --------
  Total distributions .............................................          --             (0.01)
                                                                         --------        --------
Net asset value, end of period ....................................        $ 8.40          $ 8.68
                                                                         ========        ========
Total return+ .....................................................         (3.23)%        (11.97)%
                                                                         ========        ========
Ratios/supplemental data:
    Net assets, end of period (000's omitted) .....................      $ 31,021         $24,069
    Ratio of expenses to average net assets .......................          1.76%*          2.28%*
    Ratio of net investment income to average net assets...........          1.23%*          0.94%*
    Portfolio turnover rate .......................................            30%            --


------------
+ Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all the periods shown.
*    Ratios are annualized.
**   Commencement of public offering of the Fund's shares.



                       See notes to financial statements.

--------------------------------------------------------------------------------

GBG Funds -- 7
--------------------------------------------------------------------------------
GBG Funds Inc., Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)


Note A -- Organization and Accounting Policies


      GBG Funds, Inc. (the Company) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The Company, which was incorporated in Maryland on October 29, 1990, was formerly known as Baillie Gifford International Fund, Inc. Shares of the Company are offered in two series: Baillie Gifford International Fund
(BGIF) and Baillie Gifford Emerging Markets Fund (BGEMF). The series are collectively referred to herein as the "Funds." Shares of the Funds are only sold to certain separate accounts of The Guardian Insurance and Annuity Company, Inc. (GIAC). GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America. The Funds are available for investment only through the allocation of contract values under certain variable annuity and variable life insurance contracts issued by GIAC. Upon commencing its operations on September 13, 1994, BGEMF sold 2,000,000 shares of its capital stock to The Guardian Life Insurance Company of America for $20,000,000 to facilitate the commencement of operations.

Valuation of Investments

     Investments are carried at value. Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments including: the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Repurchase agreements are carried at cost which approximates market value (See note E).

Foreign Currency Translation

     The books and records of the Funds are maintained in U.S. dollars as follows:

(1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Purchases, sales,   income   and  expenses  are  translated  at the rate of
exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations. It is not the practice of the Funds to identify that portion of the results of operations that arise as a result of changes in the exchange rates from fluctuations that arise from changes in the market price during or at the end of a reporting period except as noted below.

     Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which the Funds earn dividends and interest or pay foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included

--------------------------------------------------------------------------------

                                                                  GBG Funds -- 7
--------------------------------------------------------------------------------


in net realized gain on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized loss on foreign currency related transactions. Net currency gains and losses from valuing investments and other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation on foreign currency related transactions.

Forward Foreign Currency Contracts

     The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Funds. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. Neither Fund will enter into a forward foreign currency contract if such contract would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

Securities Transactions and Investment Income

     Securities transactions are recorded on the trade date. Net realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Taxes

     Each Fund intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (Code), and as such will not be subject to federal income tax on income (including any realized capital gains) which is distributed in accordance with the provisions of the Code to its shareholders. Therefore, no federal income tax provision is required. Security transactions after October 31 are treated as arising on the first day of the Funds' next fiscal year.

     Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

Dividends and Distributions to Shareholders

     The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income. Currently, the Funds' policy is

--------------------------------------------------------------------------------

GBG Funds -- 7
--------------------------------------------------------------------------------
GBG Funds Inc., Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund



NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)

to distribute net investment income approximately every six months and net capital gains once a year. This policy is, however, subject to change at any time by the Company's Board of Directors.

Reclassifications of Capital Accounts

     In accordance with recently approved accounting pronouncements, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and gains or accumulated losses on a tax basis which is considered to be more informative to the shareholder. During the year ended December 31, 1994, BGIF and BGEMF reclassified ($322,462) and ($13,799), respectively, to paid-in capital from accumulated net realized gains/(losses) to reflect permanent differences between income recognition on a tax basis and a GAAP basis. In addition, amounts distributed for tax purposes in excess of net investment income in 1993 for BGIF have been recorded as a temporary overdistribution of net investment income in the Statement of Changes in Net Assets. These amounts reflect the effect of temporary differences in the computation of net investment income for financial reporting and tax purposes.


Note B -- Investment Management Agreements and Payments to Related Parties

     The Company has investment management agreements with Guardian Baillie Gifford Ltd. (GBG), a Scottish corporation formed through a joint venture between GIAC and Baillie Gifford Overseas Ltd. (BG Overseas). GBG is responsible for the overall investment management of the Funds' portfolios subject to the supervision of the Company's Board of Directors. GBG has entered into sub-investment management agreements with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of the Funds' portfolios. GBG continually monitors and evaluates the performance of BG Overseas.

     As compensation for its services, GBG receives a management fee computed at the rate of .80% of BGIF's daily average net assets and 1.00% of BGEMF's daily average net assets. One-half of these fees (.40% relating to BGIF and .50% relating to BGEMF) are payable by GBG to BG Overseas for its services. Payment of the sub- management fees does not represent a separate or additional expense to the Funds.

     No compensation is paid by the Company to a director who is deemed to be an "interested person" (as defined in the 1940 Act) of the Company. Each director not deemed an "interested person" is paid an annual fee of $500 and $350 for attendance at each meeting of the Company. The aggregate remunerations paid by BGIF and BGEMF to the Company's disinterested directors amounted to $3,375, for the six months ended June 30, 1995.


Note C -- Deferred Organization and Initial
          Offering Expenses

     BGIF incurred expenses of $39,110 in connection with its organization and registration. These expenses were advanced by GIAC and were repaid by BGIF upon completion of its first year of operations. BGEMF's expenses of $2,536 in connection with its organization and registration were advanced by GIAC and will be repaid when it has completed one year of operations or when net assets reach $50 million, whichever comes first. These expenses have been deferred and are

--------------------------------------------------------------------------------

                                                                  GBG Funds -- 7
--------------------------------------------------------------------------------

being amortized on a straight-line basis over a five year period, beginning with the commencement of BGIF's operations in February, 1991 and BGEMF's operations in September, 1994.


Note D -- Investment Transactions

   Purchases and proceeds from sales of securities (excluding short-term securities) were as follows:

                                                            For the Six Months Ended June 30, 1995 (Unaudited)
                                                            --------------------------------------------------
                                                                        BGIF                       BGEMF
                                                                        ----                       -----
Purchases
   Stocks and debt obligations ...............................      $ 60,239,544                $17,144,875
   U.S. Government and government agency obligations .........           --                          --
Proceeds
   Stocks and debt obligations ...............................      $ 67,535,162               $  6,970,916
   U.S. Government and government agency obligations .........           --                          --

   The cost of investments owned at June 30, 1995 for federal income tax purposes for BGIF and BGEMF are $270,339,315 and $33,826,894, respectively. The gross unrealized appreciation and (depreciation) at June 30, 1995 were as follows:

                                                                        BGIF                       BGEMF
                                                                        ----                       -----
Gross Appreciation ...........................................      $ 38,463,001                $ 1,720,066
Gross Depreciation ...........................................       (13,082,508)                (4,348,090)
                                                                    ------------                -----------
      Net Unrealized Appreciation/(Depreciation) .............      $ 25,380,493                $(2,628,024)
                                                                    ============                ===========

   Forward foreign currency contracts represent commitments to purchase or sell a specified amount of foreign currency at a future date and at a future price. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   At June 30, 1995, BGIF had open forward foreign currency contracts, as listed below, with net unrealized gain of $138,789 which are included in net unrealized appreciation/(depreciation).

--------------------------------------------------------------------------------

GBG Funds -- 7
--------------------------------------------------------------------------------
GBG Funds Inc., Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)

Baillie Gifford International Fund:

                                                                                                  Unrealized
                               Type of         Expiration                          Current       Appreciation/
  Currency                    Contract            Date              Cost            Value       (Depreciation)
--------------------------------------------------------------------------------------------------------------
  Australian Dollar             Sell            07/05/95      $    58,986      $    58,675        $     311
  Deutsch Mark                  Sell            07/05/95           68,574           69,323             (749)
  French Franc                  Sell            07/05/95           24,832           25,081             (249)
  Hong Kong Dollar              Sell            07/05/95           92,368           92,391              (23)
  Japanese Yen                  Sell            07/05/95           58,666           59,113             (447)
  Japanese Yen                  Sell            12/20/95       43,599,370       43,456,241          143,129
  Malaysian Ringgit             Sell            07/05/95            7,971            7,982              (11)
  Pound Sterling                Sell            07/05/95          352,195          354,554           (2,359)
  Singapore Dollar              Sell            07/05/95           47,483           47,517              (34)
  Swedish Krona                 Sell            07/05/95           76,124           76,301             (177)
  Swiss Franc                   Sell            07/05/95           73,068           73,670             (602)
                                                                                                  ---------
                                                                                                  $ 138,789
                                                                                                  =========


Note E -- Repurchase Agreements

     Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. The Company's Board of Directors has established standards to evaluate the creditworthiness of broker-dealers and banks which engage in repurchase agreements with the Funds. Repurchase agreements of more than seven days' duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of the applicable Fund's net assets would be so invested.

--------------------------------------------------------------------------------

                                                                  GBG Funds -- 7
--------------------------------------------------------------------------------

Note F -- Transactions in Capital Stock

   Transactions in capital stock were as follows:

Baillie Gifford International Fund:
                                                                Six Momths Ended June 30,               Year Ended December 31,
                                                             -------------------------------       --------------------------------
                                                                     1995 (Unaudited)                            1994
                                                             -------------------------------       --------------------------------
                                                                Shares            Amount              Shares             Amount
                                                             -----------       -------------       ------------       -------------
 Shares sold ..........................................        3,206,402       $  46,162,802         11,652,393       $ 175,706,321
 Shares issued in reinvestments of dividends
   from net investment income and
   net realized gain on sales of investments ..........             --                  --              168,197           2,504,843
                                                             -----------       -------------       ------------       -------------
                                                               3,206,402          46,162,802         11,820,590         178,211,164
 Less shares repurchased ..............................       (3,406,925)        (49,053,520)        (3,910,118)        (58,137,150)
                                                             -----------       -------------       ------------       -------------
 NET INCREASE .........................................         (200,523)      $  (2,890,718)         7,910,472       $ 120,074,014
                                                             ===========       =============       =============      =============

 Baillie Gifford Emerging Markets Fund:
                                                                                                       Period from September 13,
                                                                Six Momths Ended June 30,                1994 (Commencement of
                                                             -------------------------------                 Operations) to
                                                                     1995 (Unaudited)                      December 31, 1994
                                                             -------------------------------       --------------------------------
                                                                Shares            Amount              Shares             Amount
                                                             -----------       -------------       ------------       -------------
 Shares sold ..........................................        1,128,124       $   9,082,515          2,773,779       $  27,130,118
 Shares issued in reinvestments of dividends
   from net investment income and
   net realized gain on sales of investments ..........               --                  --              2,771              24,026
                                                             -----------       -------------       ------------       -------------
                                                               1,128,124           9,082,515          2,776,550          27,154,144
                                                                                                                      =============
 Less shares repurchased ..............................         (206,522)         (1,674,817)            (3,233)            (29,861)
                                                             -----------       -------------       ------------       -------------
 NET INCREASE .........................................          921,602       $   7,407,698          2,773,317       $  27,124,283
                                                             ===========       =============       ============       =============


Note G -- Line of Credit

   A $20,000,000 line of credit available to both Funds was established with Morgan Guaranty Trust Company. The rate of interest charged on any borrowings is based upon the prevailing Federal Funds rate at the time of the loan plus .25% calculated on a 360-day basis per annum. For the six months ended June 30, 1995, neither of the Funds borrowed against this line of credit.


--------------------------------------------------------------------------------